Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2020

AFF10-QTLY-0221
1.811320.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $39,995)	40,000	39,995
	Shares	Value

Domestic Equity Funds - 17.3%
Fidelity Advisor Series Equity Growth Fund (b)	453,047	$7,307,640
Fidelity Advisor Series Growth Opportunities Fund (b)	308,688	5,040,882
Fidelity Advisor Series Small Cap Fund (b)	249,381	3,319,261
Fidelity Series All-Sector Equity Fund (b)	275,574	3,163,592
Fidelity Series Commodity Strategy Fund (b)	2,141,883	9,831,241
Fidelity Series Large Cap Stock Fund (b)	707,337	11,635,702
Fidelity Series Large Cap Value Index Fund (b)	95,548	1,262,187
Fidelity Series Opportunistic Insights Fund (b)	336,353	6,811,146
Fidelity Series Small Cap Opportunities Fund (b)	254,744	4,083,554
Fidelity Series Stock Selector Large Cap Value Fund (b)	582,052	7,415,338
Fidelity Series Value Discovery Fund (b)	528,727	7,576,658
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,315,027)		67,447,201

International Equity Funds - 18.4%
Fidelity Series Canada Fund (b)	288,063	3,327,131
Fidelity Series Emerging Markets Fund (b)	306,123	3,471,440
Fidelity Series Emerging Markets Opportunities Fund (b)	1,265,029	31,575,117
Fidelity Series International Growth Fund (b)	569,208	10,120,526
Fidelity Series International Small Cap Fund (b)	157,749	3,238,586
Fidelity Series International Value Fund (b)	1,000,490	10,094,944
Fidelity Series Overseas Fund (b)	817,798	10,140,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,470,936)		71,968,445

Bond Funds - 47.1%
Fidelity Series Emerging Markets Debt Fund (b)	255,859	2,440,891
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	71,168	770,041
Fidelity Series Floating Rate High Income Fund (b)	64,324	584,705
Fidelity Series High Income Fund (b)	276,435	2,615,071
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,459,636	37,121,892
Fidelity Series International Credit Fund (b)	30,549	312,520
Fidelity Series Investment Grade Bond Fund (b)	10,916,225	130,121,404
Fidelity Series Long-Term Treasury Bond Index Fund (b)	932,804	8,553,813
Fidelity Series Real Estate Income Fund (b)	167,483	1,758,574
TOTAL BOND FUNDS
(Cost $169,440,128)		184,278,911

Short-Term Funds - 17.2%
Fidelity Cash Central Fund 0.11% (c)	632,771	632,898
Fidelity Series Government Money Market Fund 0.13% (b)(d)	53,714,483	53,714,483
Fidelity Series Short-Term Credit Fund (b)	1,264,143	12,944,822
TOTAL SHORT-TERM FUNDS
(Cost $66,940,787)		67,292,203
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $335,206,873)		391,026,755
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,567)
NET ASSETS - 100%		$390,959,188

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	7	March 2021	$745,780	$478	$478
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	March 2021	386,460	(12,209)	(12,209)
TOTAL FUTURES CONTRACTS					$(11,731)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,995.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$768
Total	$768

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,264,325	$2,445,542	$3,642,591	$1,608,813	$1,134,791	$1,105,573	$7,307,640
Fidelity Advisor Series Growth Opportunities Fund	4,026,665	1,863,763	3,032,134	1,314,037	804,495	1,378,093	5,040,882
Fidelity Advisor Series Small Cap Fund	2,624,666	639,339	1,400,470	111,117	123,401	1,332,325	3,319,261
Fidelity Series All-Sector Equity Fund	2,711,534	546,116	1,313,309	219,759	78,457	1,140,794	3,163,592
Fidelity Series Canada Fund	2,402,013	757,781	926,456	70,346	(49,209)	1,143,002	3,327,131
Fidelity Series Commodity Strategy Fund	11,808,962	508,168	4,691,618	44,389	(1,437,921)	3,643,650	9,831,241
Fidelity Series Emerging Markets Debt Fund	2,241,239	166,317	366,568	93,522	(19,597)	419,500	2,440,891
Fidelity Series Emerging Markets Debt Local Currency Fund	--	747,155	21,320	4,509	570	43,636	770,041
Fidelity Series Emerging Markets Fund	2,012,232	967,874	937,906	49,322	45,328	1,383,912	3,471,440
Fidelity Series Emerging Markets Opportunities Fund	18,880,425	9,063,316	9,540,722	950,830	1,142,554	12,029,544	31,575,117
Fidelity Series Floating Rate High Income Fund	554,048	37,514	77,605	19,894	(6,768)	77,516	584,705
Fidelity Series Government Money Market Fund 0.13%	55,390,390	14,224,536	15,900,443	79,375	--	--	53,714,483
Fidelity Series High Income Fund	2,450,021	199,693	388,037	111,611	(14,493)	367,887	2,615,071
Fidelity Series Inflation-Protected Bond Index Fund	34,161,217	5,804,690	5,044,579	486,409	48,130	2,152,434	37,121,892
Fidelity Series International Credit Fund	273,603	19,601	--	19,600	--	17,662	312,520
Fidelity Series International Growth Fund	12,314,668	1,821,609	6,517,438	1,419,930	2,579,241	(77,554)	10,120,526
Fidelity Series International Small Cap Fund	2,856,785	127,872	1,035,455	26,210	271,243	1,018,141	3,238,586
Fidelity Series International Value Fund	10,235,775	1,034,990	4,762,062	280,680	(54,613)	3,640,854	10,094,944
Fidelity Series Investment Grade Bond Fund	120,300,564	25,192,172	19,379,030	7,107,460	118,403	3,889,295	130,121,404
Fidelity Series Large Cap Stock Fund	9,974,978	2,198,943	4,061,213	702,768	326,556	3,196,438	11,635,702
Fidelity Series Large Cap Value Index Fund	1,034,971	203,274	363,291	25,595	43,654	343,579	1,262,187
Fidelity Series Long-Term Treasury Bond Index Fund	8,956,676	2,847,657	1,990,530	958,997	128,256	(1,388,246)	8,553,813
Fidelity Series Opportunistic Insights Fund	5,859,080	1,739,151	2,855,323	881,648	970,180	1,098,058	6,811,146
Fidelity Series Overseas Fund	9,748,961	1,272,660	4,649,423	113,439	(95,318)	3,863,821	10,140,701
Fidelity Series Real Estate Income Fund	1,483,346	161,315	243,270	105,788	(4,027)	361,210	1,758,574
Fidelity Series Short-Term Credit Fund	12,315,697	253,159	71,917	237,606	(475)	448,358	12,944,822
Fidelity Series Small Cap Opportunities Fund	3,303,061	806,315	1,813,359	92,982	370,551	1,416,986	4,083,554
Fidelity Series Stock Selector Large Cap Value Fund	6,161,235	1,035,724	2,285,298	159,187	109,936	2,393,741	7,415,338
Fidelity Series Value Discovery Fund	6,324,174	910,121	2,320,866	158,742	260,007	2,403,222	7,576,658
	$356,671,311	$77,596,367	$99,632,233	$17,454,565	$6,873,332	$48,843,431	$390,353,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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